Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000118291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class A
Trading Symbol	EQNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class B
Trading Symbol	EQNBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118293 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class C
Trading Symbol	EQNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118294 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class I
Trading Symbol	EQNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118295 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R1
Trading Symbol	EQNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118296 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R2
Trading Symbol	EQNSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118297 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R3
Trading Symbol	EQNTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118298 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R4
Trading Symbol	EQNUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000118299 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R6
Trading Symbol	EQNVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 620,193,453
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%

C000224114 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class A
Trading Symbol	EEMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224117 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class C
Trading Symbol	EEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$101	2.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224115 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class I
Trading Symbol	EEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224118 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R1
Trading Symbol	EEMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$101	2.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R2
Trading Symbol	EEMEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R3
Trading Symbol	EEMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R4
Trading Symbol	EEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000224116 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R6
Trading Symbol	EEMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 3,113,206
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%

C000232773 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class A
Trading Symbol	UIVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class C
Trading Symbol	UIVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class I
Trading Symbol	UIVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232774 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	UIVMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	UIVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	UIVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	UIVQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%

C000232770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	UIVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 5,324,553
Holdings Count | Holding	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%